Other investments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Investments [Abstract]
Schedule of Other investments
			Balance at			Change in fair	Balance at
			December 31,		Proceeds	value through	December 31,
Entity	Instrument	Note	2018	Additions	from sale	profit or loss	2019
			$	$	$	$	$
Pharmadrug Inc.	Shares	(i)	—	3,000,000	—	(2,660,940)	339,060
Cannara Biotech Inc.	Shares	(ii)	11,215,395	—	—	(2,146,357)	9,069,038
Clover Cannastrip	Shares	(iii)	1,500,000	—	—	(1,500,000)	—
High Tide	Shares	(iv)	1,798,040	—	614,520	(1,183,520)	—
High Tide	Warrants	(iv)	251,115	—	—	(251,115)	—
HUGE Shops	Shares	(v)	1,300,000	—	—	(539,132)	760,868
SciCann Therapeutics	Shares	(vi)	1,999,991	—	—	(1,287,743)	712,248
Solarvest BioEnergy Inc.	Shares	(vii)	—	690,000	—	(255,000)	435,000
Solarvest BioEnergy Inc.	Warrants	(vii)	—	385,784	—	(269,134)	116,650
Solarvest BioEnergy Inc.	Convertible debenture	(vii)	—	1,924,216	—	(1,576,216)	348,000
			18,064,541	6,000,000	614,520	(11,669,157)	11,780,864